Borrowings (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Term Loan B facility	$ 430,004	$ 441,471
Credit facilities	78,205	69,161
Total borrowings	508,209	510,632
Less: Long-term unamortized discount	(8,715)	(10,824)
Less: Current portion of long-term debt, net	(45,012)	(26,586)
Less: Deferred finance costs, net	(5,032)	(6,345)
Long-term debt, net	$ 449,450	$ 466,877